Additional Information-Financial Statement Schedule 1 (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Information-Financial Statement Schedule 1
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 84,918,182	$ 85,318,122
Cash flows from operating activities:
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	356,090	(356,090)
Other receivables	1,782,226	3,153,303	(5,856,605)
Net cash used in operating activities	(10,989,901)	(19,709,258)	(5,874,045)
Cash flows from investing activities:
Investing in Joint Venture	5,000,000
Net cash used in investing activities	(15,611,120)	(24,404,804)	(30,191,561)
Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Offering expense incurred/(refund)		15,418	(3,096,180)
Repurchase of fraction shares during ADS conversion		(5)
Collection of note receivable from option exercise	9,325		556,988
Repurchase of treasury stock	(572,168)
Net cash provided by (used in) financing activities	(562,843)	15,413	102,690,661
Net increase (decrease) in cash and cash equivalents	(26,806,482)	(45,914,407)	67,254,099
Cash and cash equivalents at beginning of year	40,097,545	86,011,952	18,757,853
Cash and cash equivalents at end of year	13,291,063	40,097,545	86,011,952
Non-cash financing activities:
Deferred initial public offering cost			(493,271)
MECOX LANE LIMITED
Cash flows from operating activities:
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Equity in earnings (losses) of subsidiaries	18,491,436	30,000,608	(6,170,412)
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates		383,536	3,639,423
Other receivables		101,933	(101,933)
Accrued expenses and other current liabilities	193,901	472,478	(128,751)
Net cash used in operating activities	(1,627,642)	2,088,501	5,014,832
Cash flows from investing activities:
Investing in Joint Venture	5,000,000
Investment in subsidiaries and affiliates	6,596,536	(71,009,352)	(36,893,157)
Net cash used in investing activities	1,596,536	(71,009,352)	(36,893,157)
Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Offering expense incurred/(refund)		15,418	(3,096,180)
Repurchase of fraction shares during ADS conversion		(5)
Collection of note receivable from option exercise			556,988
Repurchase of treasury stock	(572,168)
Net cash provided by (used in) financing activities	(572,168)	15,413	102,690,661
Net increase (decrease) in cash and cash equivalents	(603,274)	(68,905,438)	70,812,336
Cash and cash equivalents at beginning of year	2,096,837	71,002,275	189,939
Cash and cash equivalents at end of year	1,493,563	2,096,837	71,002,275
Non-cash financing activities:
Deferred initial public offering cost			$ (493,271)